PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3:-	PREPAID EXPENSES AND OTHER CURRENT ASSETS
	December 31,
	2020	2019

Receivables from governmental authorities	$53	$22
Prepaid expenses	734	3
Other	20	-

	$807	$25